BANK INDEBTEDNESS AND LONG-TERM DEBT - Narrative (Details) € in Thousands, ฿ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 THB (฿)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 AUD ($)	Oct. 05, 2023 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,171,972,000							$ 1,155,786,000
Letters of credit	171,065,000							192,508,000
Current borrowings	4,060,000							5,824,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Utilized amount	703,984,000
Letters of credit	$ 12,000							48,000
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Letters of credit usage fee, percentage	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Borrowings usage fee, percentage	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Standby fee, percentage	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Credit Facility | Bottom of range | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Credit Facility | Bottom of range | SOFR, EURIBOR or SONIA Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Letters of credit usage fee, percentage	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Borrowings usage fee, percentage	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Standby fee, percentage	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Credit Facility | Top of range | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Credit Facility | Top of range | SOFR, EURIBOR or SONIA Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 703,972,000							691,906,000
Secured Committed Revolving Line of Credit
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 750,000
Secured Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 300,000
Other Facilities , Including Bank Indebtedness | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Other Facilities , Including Bank Indebtedness | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.45%	8.45%	8.45%	8.45%	8.45%	8.45%
Other Facilities , Including Bank Indebtedness | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,735,000
Letters of credit	376,000							158,000
Additional credit facilities available	108,058,000
Euro Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | €		€ 40,575
U.S. Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available			$ 24,000
Thai Baht Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | ฿				฿ 120,000
British Pound Sterling Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | £					£ 5,000
Yuan Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | £					£ 5,000
Australian Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available						$ 150
Canadian Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available	2,189,000
Other Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,299,000							202,000
Senior Notes
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 350,000
Borrowings, interest rate	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Borrowings, redemption price, percentage	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
Borrowing costs incurred	$ 8,100
Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 474,075,000							$ 472,990,000